SCHEDULE OF RESTRICTED STOCK (Details) - Gravitics Inc [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value Unvested Beginning	$ 0.30	$ 0.37
Weighted Average Grant Date Fair Value Vested	0.72
Weighted Average Grant Date Fair Value Unvested Ending	$ 0.72	$ 0.30
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Unvested Beginning	299,823	1,927,741
Weighted Average Grant Date Fair Value Unvested Beginning	$ 0.72
Number of Shares Vested		(1,627,918)
Weighted Average Grant Date Fair Value Vested		$ 0.72
Number of Shares Unvested Ending		299,823
Weighted Average Grant Date Fair Value Unvested Ending		$ 0.72